HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO

033-19946                                       HV-1524 - Group Variable Annuity Contracts

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Supplement dated May 28, 2014 to your Prospectus

FUND CLOSURE

UIF MID CAP GROWTH PORTFOLIO - CLASS II

Effective July 1, 2014, the UIF Mid Cap Growth Portfolio Sub-Account is closed to new and subsequent Contributions and transfers of Participant Account values.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.